TRADE, OTHER PAYABLES AND PROVISIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current
Other payables	$ 7,000,000	$ 8,000,000	$ 15,000,000
Current
Trade payables	406,000,000	403,000,000	365,000,000
Accruals	205,000,000	191,000,000	167,000,000
Short-term provisions	31,000,000	30,000,000	53,000,000
Other payables	5,000,000	3,000,000	1,000,000
Total current trade, other payables and deferred income	647,000,000	627,000,000	586,000,000
Total trade, other payables and provisions	654,000,000	635,000,000	601,000,000
Short term silicosis settlement provision	16,000,000	12,000,000	11,000,000
Current restructuring provision	$ 7,000,000	$ 0	$ 0